Investment properties - Lease payments expected to be received in the future under lease contracts (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of operating lease payments [line items]
Lease payments expected to be received in the future under lease contracts	₩ 42,847	₩ 41,501
Within a year
Disclosure of maturity analysis of operating lease payments [line items]
Lease payments expected to be received in the future under lease contracts	13,769	11,553
More than 1 year and within 2 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease payments expected to be received in the future under lease contracts	10,770	8,403
More than 2 years and within 3 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease payments expected to be received in the future under lease contracts	7,743	7,545
More than 3 years and within 4 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease payments expected to be received in the future under lease contracts	5,009	7,154
More than 4 years and within 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease payments expected to be received in the future under lease contracts	2,953	4,312
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease payments expected to be received in the future under lease contracts	₩ 2,603	₩ 2,534